Putnam
Voyager
Fund II

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Investment portfolios -- and mutual funds -- that are designed to seek above-average capital growth in rising stock markets also tend to be the most vulnerable when markets decline. Rarely has this truism been more clearly demonstrated than during the past 15 months. It is a message that was emphatically delivered to shareholders of Putnam Voyager Fund II during the semiannual period that ended on June 30, 2001.

Given the market environment that prevailed throughout the period, this is a particularly apt time to counsel the importance of maintaining a long-term investment perspective. Seasoned investors have learned to look beyond such short-term events, for experience has taught them that while past performance can never be taken as an assurance of future returns, patience over the long term frequently has brought rewarding results.

In the following report, fund managers Roland Gillis and Jeffrey Lindsey discuss your fund's performance during the first half of fiscal 2001 and then provide their insights into prospects for the fiscal year's second half.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
August 15, 2001

REPORT FROM FUND MANAGEMENT

Roland W. Gillis
Jeffrey R. Lindsey

During the first six months of the fund's fiscal year, Putnam Voyager Fund II continued to be plagued by the market forces which have severely punished aggressive growth stocks in general, and, more specifically, technology and telecommunications stocks. While we saw some improvement toward the end of the semiannual period ended June 30, 2001, the fund's performance reflects this difficult and challenging environment.

Total return for 6 months ended 6/30/01

      Class A           Class B           Class C           Class M
    NAV     POP       NAV    CDSC       NAV    CDSC       NAV     POP
-----------------------------------------------------------------------
  -17.78%  -22.51%  -18.12%  -22.22%  -18.07%  -18.89%  -17.96%  -20.83%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* TECHNOLOGY AND TELECOMMUNICATIONS SECTORS HURT PERFORMANCE

In the first half of 2001, the portfolio was still fairly heavily weighted in technology and telecommunications across a number of different industry areas. This weighting, which has been reduced, was nevertheless largely responsible for the fund's underperformance of its benchmark, the Russell Midcap Growth Index, during the six-month reporting period.

The cumulative effect of the increase in interest rates by the Federal Reserve Board in 1999 and 2000 hit the economy and the technology sector hard in the first half of 2001. Technology and telecommunications equipment sales slowed considerably during the first half of 2001, as inventories grew to a level well in excess of the reduced demand. Companies became concerned about the overall environment and deferred future purchases in an effort to rein in their capital spending budgets.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                   11.3%

Media                      10.0%

Semiconductor               8.9%

Pharmaceuticals             6.8%

Retail                      6.5%

Footnote reads:
* Based on net assets as of 6/30/01. Holdings will vary over time.


From a performance standpoint, telecommunications stocks have been the most volatile. Financing from the bond market dried up for telecom companies, and companies that had aggressive build-out schedules (such as building fiber optic networks) had to cancel their plans. Since these companies were unable to get financing to continue building, they purchased less from their suppliers. These purchasing cutbacks affected the equipment manufacturers, as well as the chip manufacturers who supply them. As a result, performance in the portfolio was primarily affected by stocks of companies involved in this chain of events, including telecom carrier networks, telecom equipment makers, and component and chip manufacturers that serve them. The negative performance in the fund's technology and telecommunications sectors was most pronounced in the fourth quarter of 2000 and the first quarter of 2001.

* MANAGEMENT EMPHASIZED HEALTH-CARE AND MEDIA SECTORS

In the past six months, we have taken steps to increase the portfolio's weighting in the health-care and media sectors. Health care, pharmaceuticals, and medical technology currently represent 21% of the portfolio. Many of these companies fit our criteria, possessing strong revenue and earnings growth prospects. Examples include Shire Pharmaceuticals, King Pharmaceuticals, Vertex Pharmaceuticals, and some smaller diagnostic test companies. Genzyme, a leading biotechnology company, is a recent portfolio addition. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.


"A positive aspect of the correction in the technology sector is that it provides us with more opportunities to add high-quality growth stocks at attractive valuations to the portfolio."

-- Roland W. Gillis, portfolio manager, Putnam Voyager Fund II


Health care, in contrast to many other areas in the economy, represents a defensive sector because it is not cyclically inclined to react to changes in the economy in the same way as technology, transportation, or airlines. The growth of health-care stocks is being driven by strong demographic trends; namely, an aging population. Biotechnology has come of age, and many companies are beginning to market new products that have potential to drive a significant level of revenues and earnings. Generic drugs, rehabilitation facilities, and specialty hospitals have all shown strong performance.

We have also diversified into media stocks, which were among the fund's best-performing holdings during the semiannual period. The media sector performed poorly in the second half of 2000 as the stocks reacted to a declining advertising environment. But with the anticipation of an economic recovery later this year and into next, the media sector is showing solid performance. We anticipate a pickup in advertising next year as the economy responds to the aggressive interest rate cuts made by the Fed during the past six months.

* PORTFOLIO REBALANCED FOR INCREASED DIVERSIFICATION

During the semiannual period, we have assembled a portfolio of smaller and midcap growth companies that we believe have strong potential for the current environment. We have changed the portfolio so that it is much more evenly balanced, with no single sector dominating in terms of its percentage weighting. Sectors with large portfolio concentrations include health care, media, energy (selectively), specialty retail, and technology.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerates

VERITAS Software Corp.
Software

Bed Bath & Beyond, Inc.
Retail

Westwood One, Inc.
Media

Viacom, Inc., Class B
Entertainment

Microsoft Corp.
Software

Sonus Networks, Inc.
Communications equipment

Univision Communications, Inc.,
Class A
Media

Qlogic Corp.
Semiconductor

Maxim Integrated Products, Inc.
Semiconductor

Footnote reads:
These holdings represent 15.6% of the fund's net assets as of 6/30/01. Portfolio holdings will vary over time.


In the energy sector, for example, we have begun adding smaller oil companies to the portfolio. Despite short-term volatility in prices, we believe energy is experiencing a cyclical upturn that should last for some time. In specialty retail, the fund owns stocks such as Dollar Tree and Kohls Corporation, which provides quality consumer nondurables at reasonable prices.

In technology, we believe that storage and enterprise software are likely to prosper even with reduced corporate spending on technology, and the fund owns stocks of companies such as Emulex and QLogic, which design and supply a variety of networking storage products. We have also added companies that produce software for network and computer security -- a need that is vitally important to both corporate and individual users. Finally, we have noticed that manufacturing outsourcing appears to be a long-standing trend. The fund owns manufacturing firms in the electronics industry such as Jabil and Sanmina.

* GROWTH STOCKS OFFER DIVERSIFICATION BENEFITS TO MOST INVESTORS

The current market environment is extremely negative from the standpoint of investor psychology. Nevertheless, we believe there are many positive factors that will eventually help turn the tide. The Fed's rate cuts, the $1.3 trillion tax cut, and $2 trillion currently invested in money market funds have combined to produce a large cash reserve that is sitting on the sidelines. At this point, many investors are interested in bonds and value stocks, as they should be, but may be underweighted in growth stocks.

A balanced portfolio should include equities (both growth and value stocks) as well as fixed-income securities and some international exposure. When growth stocks, especially those in the technology sector, once again become attractive to investors, it makes sense to have exposure to this asset class already in place.

In our view, growth stocks are currently in the midst of a significant correction, led by the technology sector. A positive aspect of the current environment is that it provides us with more opportunities to add high-quality growth stocks at attractive valuations to your fund. All the factors that we analyze, including valuations, cash reserves, Fed rate cuts, and the tax cut, point favorably to owning growth stocks. What we do not have is a clear economic or market signal which would bring about a positive change in investor psychology, but we know it will come at some point. In the meantime, we urge shareholders to keep their portfolios well balanced across all asset classes, including growth stocks.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/01, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small and midsize companies. Such investments increase the risk of greater price fluctuations.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Voyager Fund II is designed for investors aggressively seeking long-term growth of capital primarily through common stocks.

TOTAL RETURN FOR PERIODS ENDED 6/30/01

                     Class A         Class B         Class C         Class M
(inception dates)   (4/14/93)       (10/2/95)       (2/1/99)        (10/2/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -17.78% -22.51% -18.12% -22.22% -18.07% -18.89% -17.96% -20.83%
------------------------------------------------------------------------------
1 year          -42.96  -46.23  -43.40  -46.08  -43.38  -43.92  -43.24  -45.22
------------------------------------------------------------------------------
5 years          48.58   40.06   43.05   41.05   43.30   43.30   44.90   39.80
Annual average    8.24    6.97    7.42    7.12    7.46    7.46    7.70    6.93
------------------------------------------------------------------------------
Life of fund    204.90  187.33  186.62  186.62  187.03  187.03  192.83  182.65
Annual average   14.54   13.72   13.68   13.68   13.70   13.70   13.98   13.49
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/01

                                Russell Midcap           Consumer
                                Growth Index           price index
------------------------------------------------------------------------------
6 months                          -12.96%                 1.95%
------------------------------------------------------------------------------
1 year                            -31.51                  3.19
------------------------------------------------------------------------------
5 years                            78.56                 13.46
Annual average                     12.30                  2.56
------------------------------------------------------------------------------
Life of fund                      184.82                 23.89
Annual average                     13.53                  2.63
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 6-month, 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. For a portion of the reporting period, the fund was offered on a limited basis and had limited assets.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 6/30/01

                         Class A       Class B      Class C       Class M
------------------------------------------------------------------------------
Distributions (number)*    --            --           --            --
------------------------------------------------------------------------------
Share value:            NAV     POP     NAV          NAV         NAV     POP
------------------------------------------------------------------------------
12/31/00              $24.75  $26.26   $23.67       $24.40     $24.05  $24.92
------------------------------------------------------------------------------
6/30/01                20.35   21.59    19.38        19.99      19.73   20.45
------------------------------------------------------------------------------

* The fund did not make any distributions during this period.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
June 30, 2001 (Unaudited)

COMMON STOCKS (97.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
Airlines (0.9%)
-------------------------------------------------------------------------------------------------------------------
            447,100 Ryanair Holdings, PLC ADR (Ireland) (NON)                                        $   23,226,845

Automotive (--%)
-------------------------------------------------------------------------------------------------------------------
             39,900 O'Reilly Automotive, Inc. (NON)                                                       1,145,130

Banking (2.6%)
-------------------------------------------------------------------------------------------------------------------
            231,600 Bank of New York Co., Inc. (The)                                                     11,116,800
            303,400 Fifth Third Bancorp                                                                  18,219,170
            123,600 State Street Corp.                                                                    6,116,964
            627,029 TCF Financial Corp.                                                                  29,037,713
                                                                                                      -------------
                                                                                                         64,490,647

Beverage (0.3%)
-------------------------------------------------------------------------------------------------------------------
            190,300 PepsiCo, Inc.                                                                         8,411,260

Biotechnology (4.4%)
-------------------------------------------------------------------------------------------------------------------
            116,900 Applera Corp.-Applied Biosystems Group                                                3,127,075
            535,200 Cryolife, Inc. (NON)                                                                 21,895,032
             83,600 Genentech, Inc. (NON)                                                                 4,606,360
            132,900 Genzyme Corp. (NON)                                                                   8,106,900
            278,500 Imclone Systems, Inc (NON)                                                           14,704,800
            149,300 InterMune, Inc. (NON)                                                                 5,318,066
            345,000 Invitrogen Corp. (NON)                                                               24,771,000
            170,200 MedImmune, Inc. (NON)                                                                 8,033,440
            300,000 Vertex Pharmaceuticals, Inc. (NON)                                                   14,850,000
            165,000 Waters Corp. (NON)                                                                    4,555,650
                                                                                                      -------------
                                                                                                        109,968,323

Commercial and Consumer Services (4.3%)
-------------------------------------------------------------------------------------------------------------------
            366,950 Choicepoint, Inc. (NON)                                                              15,430,248
            467,200 Cintas Corp.                                                                         21,608,000
            411,200 Corporate Executive Board Co. (NON)                                                  17,270,400
            153,100 eBay, Inc. (NON)                                                                     10,485,819
            130,000 NCO Group, Inc. (NON)                                                                 4,020,900
            150,200 Paychex, Inc.                                                                         6,008,000
            175,000 Professional Detailing, Inc. (NON)                                                   16,100,000
            787,400 Varco International, Inc. (NON)                                                      14,653,514
                                                                                                      -------------
                                                                                                        105,576,881

Communications Equipment (4.8%)
-------------------------------------------------------------------------------------------------------------------
            545,300 Cisco Systems, Inc. (NON)                                                             9,924,460
            471,200 Comverse Technology, Inc. (NON)                                                      26,905,520
            436,200 Extreme Networks, Inc. (NON)                                                         12,867,900
            174,600 Nokia OYJ ADR (Finland)                                                               3,848,184
            324,600 ONI System Corp. (NON)                                                                9,056,340
            215,000 QUALCOMM, Inc. (NON)                                                                 12,573,200
            195,000 Scientific-Atlanta, Inc.                                                              7,917,000
          1,547,100 Sonus Networks, Inc. (NON)                                                           36,140,256
                                                                                                      -------------
                                                                                                        119,232,860

Computers (0.2%)
-------------------------------------------------------------------------------------------------------------------
             49,900 IBM Corp.                                                                             5,638,700

Computer Hardware (0.3%)
-------------------------------------------------------------------------------------------------------------------
            313,900 Dell Computer Corp. (NON)                                                             8,208,485

Computer Services (0.9%)
-------------------------------------------------------------------------------------------------------------------
            406,400 Checkfree Corp. (NON)                                                                14,252,448
            278,300 Jack Henry & Associates, Inc.                                                         8,627,300
                                                                                                      -------------
                                                                                                         22,879,748

Computer Software and Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
            191,200 VeriSign, Inc. (NON)                                                                 11,473,912

Conglomerates (2.5%)
-------------------------------------------------------------------------------------------------------------------
            974,000 General Electric Co.                                                                 47,482,500
            252,000 Tyco International, Ltd. (Bermuda)                                                   13,734,000
                                                                                                      -------------
                                                                                                         61,216,500

Consumer Finance (0.5%)
-------------------------------------------------------------------------------------------------------------------
            141,777 Capital One Financial Corp.                                                           8,506,620
             63,661 Providian Financial Corp.                                                             3,768,731
                                                                                                      -------------
                                                                                                         12,275,351

Consumer Services (1.4%)
-------------------------------------------------------------------------------------------------------------------
            367,800 CDW Computer Centers, Inc. (NON)                                                     14,605,338
            326,000 TMP Worldwide, Inc. (NON)                                                            19,560,000
                                                                                                      -------------
                                                                                                         34,165,338

Distribution (0.8%)
-------------------------------------------------------------------------------------------------------------------
            282,100 Black Box Corp. (NON)                                                                19,002,256

Electrical Equipment (0.2%)
-------------------------------------------------------------------------------------------------------------------
            292,900 Power-One, Inc. (NON)                                                                 4,873,856

Electronics (5.1%)
-------------------------------------------------------------------------------------------------------------------
            537,200 DDi Corp. (NON)                                                                      10,744,000
            135,000 Emcore Corp. (NON)                                                                    4,151,250
            684,500 Finisar Corp. (NON)                                                                  12,786,460
            568,900 Flextronics International, Ltd. (NON)                                                14,853,979
            140,000 Integrated Device Technology, Inc. (NON)                                              4,436,600
            899,600 Jabil Circuit, Inc. (NON)                                                            27,761,656
            158,800 Micron Technology, Inc. (NON)                                                         6,526,680
            156,200 PerkinElmer, Inc.                                                                     4,300,186
            633,200 Plexus Corp. (NON)                                                                   20,895,600
            789,088 Sanmina Corp. (NON)                                                                  18,472,550
                                                                                                      -------------
                                                                                                        124,928,961

Energy (2.0%)
-------------------------------------------------------------------------------------------------------------------
            251,800 BJ Services Co. (NON)                                                                 7,146,084
            244,000 ENSCO International, Inc.                                                             5,709,600
            295,400 Global Marine, Inc. (NON)                                                             5,503,302
            130,000 Nabors Industries, Inc. (NON)                                                         4,836,000
            324,200 National-Oilwell, Inc. (NON)                                                          8,688,560
            210,000 Patterson-UTI Energy, Inc. (NON)                                                      3,752,700
            331,900 Transocean Sedco Forex, Inc.                                                         13,690,875
                                                                                                      -------------
                                                                                                         49,327,121

Engineering & Construction (0.4%)
-------------------------------------------------------------------------------------------------------------------
            251,000 Insituform Technologies, Inc. Class A (NON)                                           9,161,500

Entertainment (1.5%)
-------------------------------------------------------------------------------------------------------------------
            705,956 Viacom, Inc. Class B (NON)                                                           36,533,223

Financial (0.1%)
-------------------------------------------------------------------------------------------------------------------
             36,052 Fannie Mae                                                                            3,069,828

Food (0.2%)
-------------------------------------------------------------------------------------------------------------------
            169,600 Kraft Foods, Inc. Class A (NON)                                                       5,257,600

Health Care Services (5.5%)
-------------------------------------------------------------------------------------------------------------------
             36,100 Accredo Health, Inc. (NON)                                                            1,342,559
            279,600 AdvancePCS (NON)                                                                     17,908,380
            234,900 AmeriSource Health Corp. Class A (NON)                                               12,989,970
             56,900 Cardinal Health, Inc.                                                                 3,926,100
            663,600 Caremark Rx, Inc. (NON)                                                              10,916,220
            253,700 Community Health Systems, Inc. (NON)                                                  7,484,150
          1,187,600 Healthsouth Corp. (NON)                                                              18,965,972
            330,000 Pharmaceutical Product Development, Inc. (NON)                                       10,068,300
             59,300 Priority Healthcare Corp. Class B (NON)                                               1,677,004
            565,000 Province Healthcare Co. (NON)                                                        19,938,850
            104,800 Quest Diagnostics, Inc. (NON)                                                         7,844,280
            254,600 RehabCare Group, Inc. (NON)                                                          12,271,720
            113,700 UnitedHealth Group, Inc.                                                              7,020,975
            530,000 US Oncology, Inc. (NON)                                                               4,711,700
                                                                                                      -------------
                                                                                                        137,066,180

Insurance (0.4%)
-------------------------------------------------------------------------------------------------------------------
            105,450 American International Group, Inc.                                                    9,068,700

Investment Banking/Brokerage (0.7%)
-------------------------------------------------------------------------------------------------------------------
            171,200 Morgan Stanley, Dean Witter & Co.                                                    10,996,176
            332,000 Schwab (Charles) Corp.                                                                5,079,600
                                                                                                      -------------
                                                                                                         16,075,776

Lodging/Tourism (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,193,900 Extended Stay America, Inc. (NON)                                                    17,908,500
            182,600 Four Seasons Hotels, Inc. (Canada)                                                   10,106,910
                                                                                                      -------------
                                                                                                         28,015,410

Media (10.0%)
-------------------------------------------------------------------------------------------------------------------
            510,550 AOL Time Warner, Inc. (NON)                                                          27,059,150
            333,702 AT&T Corp. - Liberty Media Group Class A (NON)                                        5,836,448
            426,640 Clear Channel Communications, Inc. (NON)                                             26,750,328
            394,100 Cox Radio, Inc. Class A (NON)                                                        10,975,685
            473,180 Entercom Communications Corp. (NON)                                                  25,367,180
            225,400 Hispanic Broadcasting Corp. (NON)                                                     6,466,726
            624,744 Lamar Advertising Co. (NON)                                                          27,488,736
            698,100 Radio One, Inc. Class A (NON)                                                        16,056,300
          1,038,600 Radio One, Inc. Class D (NON)                                                        22,901,130
            420,000 Regent Communications, Inc. (NON)                                                     5,035,800
            791,400 Univision Communications, Inc. Class A (NON)                                         33,856,092
          1,098,132 WestWood One, Inc. (NON)                                                             40,466,164
                                                                                                      -------------
                                                                                                        248,259,739

Medical Technology (3.8%)
-------------------------------------------------------------------------------------------------------------------
            618,400 Charles River Laboratories International, Inc. (NON)                                 21,489,400
            849,000 Cytyc Corp. (NON)                                                                    19,569,450
            234,300 Medtronic, Inc.                                                                      10,780,143
            196,600 Novoste Corp. (NON)                                                                   5,013,353
            152,000 ResMed, Inc. (NON)                                                                    7,683,600
            150,000 Respironics, Inc. (NON)                                                               4,464,000
            458,000 Stryker Corp.                                                                        25,121,300
                                                                                                      -------------
                                                                                                         94,121,246

Natural Gas Utilities (0.8%)
-------------------------------------------------------------------------------------------------------------------
            278,200 Dynegy, Inc.                                                                         12,936,300
            120,800 Enron Corp.                                                                           5,919,200
                                                                                                      -------------
                                                                                                         18,855,500

Oil & Gas (0.5%)
-------------------------------------------------------------------------------------------------------------------
            322,400 EOG Resources, Inc.                                                                  11,461,320

Pharmaceuticals (6.8%)
-------------------------------------------------------------------------------------------------------------------
            325,000 Alkermes, Inc. (NON)                                                                 11,407,500
             44,718 Allergan, Inc.                                                                        3,823,389
            436,700 Cephalon, Inc. (NON)                                                                 30,787,350
            111,200 Johnson & Johnson                                                                     5,560,000
            372,900 King Pharmaceuticals, Inc. (NON)                                                     20,043,375
            137,100 Lilly (Eli) & Co.                                                                    10,145,400
            143,500 Medicis Pharmaceutical Corp. Class A (NON)                                            7,605,500
            179,200 Merck & Co., Inc.                                                                    11,452,672
            776,425 Pfizer, Inc.                                                                         31,095,821
             94,900 Pharmacia Corp.                                                                       4,360,655
             59,000 Schering-Plough Corp.                                                                 2,138,160
            520,884 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                           28,909,062
                                                                                                      -------------
                                                                                                        167,328,884

Power Producers (1.9%)
-------------------------------------------------------------------------------------------------------------------
              7,239 AES Corp. (NON)                                                                         311,639
            505,000 Calpine Corp. (NON)                                                                  19,089,000
            692,096 Mirant Corp. (NON)                                                                   23,808,102
            111,100 Reliant Resources, Inc. (NON)                                                         2,744,170
                                                                                                      -------------
                                                                                                         45,952,911

Restaurants (0.8%)
-------------------------------------------------------------------------------------------------------------------
            830,991 Starbucks Corp. (NON)                                                                19,112,793

Retail (6.5%)
-------------------------------------------------------------------------------------------------------------------
          1,431,200 Bed Bath & Beyond, Inc. (NON)                                                        44,653,440
            797,401 Dollar Tree Stores, Inc. (NON)                                                       22,199,644
            341,000 Factory 2-U Stores, Inc. (NON)                                                       10,008,350
            187,200 Fastenal Co.                                                                         11,602,656
            167,900 Jones Apparel Group, Inc. (NON)                                                       7,253,280
            204,500 Kohls Corp. (NON)                                                                    12,828,285
            117,800 Lowe's Cos., Inc.                                                                     8,546,390
            258,300 Rent-A-Center, Inc. (NON)                                                            13,586,580
            568,500 Tiffany & Co.                                                                        20,591,070
            178,400 Wal-Mart Stores, Inc.                                                                 8,705,920
                                                                                                      -------------
                                                                                                        159,975,615

Schools (1.3%)
-------------------------------------------------------------------------------------------------------------------
            369,400 Apollo Group, Inc. Class A (NON)                                                     15,681,030
            497,100 SmartForce Public Limited Co. ADR (Ireland) (NON)                                    17,512,833
                                                                                                      -------------
                                                                                                         33,193,863

Semiconductor (8.9%)
-------------------------------------------------------------------------------------------------------------------
            249,500 Alpha Industries, Inc. (NON)                                                          7,372,725
            335,000 Altera Corp. (NON)                                                                    9,715,000
            187,700 Applied Micro Circuits Corp. (NON)                                                    3,228,440
            330,000 Centillium Communications, Inc. (NON)                                                 8,164,200
            720,200 Emulex Corp. (NON)                                                                   29,096,080
            254,600 Exar Corp. (NON)                                                                      5,030,896
            253,600 Intel Corp.                                                                           7,417,800
            502,000 Linear Technology Corp.                                                              22,198,440
            753,500 Marvell Technology Group, Ltd. (Bermuda) (NON)                                       20,269,150
            722,300 Maxim Integrated Products, Inc. (NON)                                                31,932,883
            263,600 Micrel, Inc. (NON)                                                                    8,698,800
            235,000 Microchip Technology, Inc. (NON)                                                      7,856,050
            509,000 QLogic Corp. (NON)                                                                   32,805,050
            412,000 Semtech Corp. (NON)                                                                  12,360,000
            300,000 Silicon Laboratories, Inc. (NON)                                                      6,630,000
            450,400 Sipex Corp. (NON)                                                                     5,238,152
              4,100 Texas Instruments, Inc.                                                                 129,150
            250,000 TranSwitch Corp. (NON)                                                                2,750,000
                                                                                                      -------------
                                                                                                        220,892,816

Semiconductor Production Equipment (0.9%)
-------------------------------------------------------------------------------------------------------------------
            102,800 Applied Materials, Inc. (NON)                                                         5,047,480
            148,200 LAM Research Corp. (NON)                                                              4,394,130
            302,600 LTX Corp. (NON)                                                                       7,734,456
             71,500 Novellus Systems, Inc. (NON)                                                          4,060,485
                                                                                                      -------------
                                                                                                         21,236,551

Software (11.3%)
-------------------------------------------------------------------------------------------------------------------
             26,900 Adobe Systems, Inc.                                                                   1,264,300
            254,400 Advent Software, Inc. (NON)                                                          16,154,400
            230,000 Agile Software Corp. (NON)                                                            3,910,000
            321,400 Amdocs, Ltd. (Guernsey) (NON)                                                        17,307,390
            271,500 BEA Systems, Inc. (NON)                                                               8,337,765
            207,400 Click Commerce, Inc. (NON)                                                            1,866,600
            354,300 Electronic Arts, Inc. (NON)                                                          20,513,970
            694,100 Informatica Corp. (NON)                                                              12,049,576
            153,000 Internet Security Systems, Inc. (NON)                                                 7,429,680
            658,200 Interwoven, Inc. (NON)                                                               11,123,580
            447,900 Manugistics Group, Inc. (NON)                                                        11,242,290
            150,000 Matrixone, Inc. (NON)                                                                 3,478,500
            350,000 McData Corp. Class A (NON)                                                            6,142,500
            498,300 Microsoft Corp. (NON) (SEG)                                                          36,375,900
            361,300 Netegrity, Inc. (NON)                                                                10,839,000
            200,000 Openwave Systems, Inc. (NON)                                                          6,940,000
            938,500 Parametric Technology Corp. (NON)                                                    13,129,615
            583,000 Peregrine Systems, Inc. (NON)                                                        16,907,000
             54,900 Quest Software, Inc. (NON)                                                            2,072,475
            209,000 Siebel Systems, Inc. (NON)                                                            9,802,100
            226,400 Symantec Corp. (NON)                                                                  9,891,416
            697,422 VERITAS Software Corp. (NON) (SEG)                                                   46,399,486
            343,950 webMethods, Inc. (NON)                                                                7,284,861
                                                                                                      -------------
                                                                                                        280,462,404

Telecommunications (1.7%)
-------------------------------------------------------------------------------------------------------------------
            730,000 Asia Global Crossing, Ltd. Class A (NON)                                              4,343,500
          1,140,800 Focal Communications Corp. (NON)                                                      2,692,288
            340,000 Global Crossing, Ltd. (NON)                                                           2,937,600
          1,707,600 Metromedia Fiber Network, Inc. Class A (NON)                                          3,483,504
            168,200 Qwest Communications International, Inc.                                              5,360,534
            157,500 SBA Communications Corp. (NON)                                                        3,898,125
            145,600 Time Warner Telecom, Inc. Class A (NON)                                               4,880,512
            136,300 Triton PCS Holdings, Inc. Class A (NON)                                               5,588,300
            175,000 Western Wireless Corp. Class A (NON)                                                  7,525,000
            930,224 XO Communications, Inc. Class A (NON)                                                 1,786,030
                                                                                                     --------------
                                                                                                         42,495,393

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
             74,400 Philip Morris Cos., Inc.                                                              3,775,800
                                                                                                     --------------
                    Total Common Stocks (cost $2,283,712,046)                                        $2,397,415,226

SHORT-TERM INVESTMENTS (2.9%) (a) (cost $71,564,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        71,564,000 Interest in $353,491,000 joint repurchase agreement dated
                    June 29, 2001 with JPMorgan Chase & Co. due July 2, 2001
                    with respect to various U.S. Government obligations --
                    maturity value of $71,588,153 for an effective yield
                    of 4.05%                                                                         $   71,564,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,355,276,046) (b)                                      $2,468,979,226
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,472,067,779.

  (b) The aggregate identified cost on a tax basis is $2,396,371,946, resulting in gross unrealized appreciation and depreciation of $444,715,308 and $372,108,028, respectively, or net unrealized appreciation of $72,607,280.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2001.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2001
                                Aggregate Face  Expiration     Unrealized
                 Total Value        Value         Date        Appreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)           $32,332,125     $32,294,019     Sep-01          $38,106
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,355,276,046) (Note 1)                                    $2,468,979,226
-------------------------------------------------------------------------------------------
Cash                                                                                    614
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                     263,728
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,356,191
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   49,303,371
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                            202,457
-------------------------------------------------------------------------------------------
Total assets                                                                  2,521,105,587

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 39,302,187
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        3,463,283
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,485,256
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          721,264
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        93,519
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          7,372
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,753,136
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              211,791
-------------------------------------------------------------------------------------------
Total liabilities                                                                49,037,808
-------------------------------------------------------------------------------------------
Net assets                                                                   $2,472,067,779

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $3,030,104,174
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (15,507,890)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (656,264,691)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                    113,736,186
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $2,472,067,779

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,213,984,090 divided by 59,655,523 shares)                                        $20.35
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $20.35)*                              $21.59
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,069,977,734 divided by 55,197,747 shares)**                                      $19.38
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($96,872,569 divided by 4,845,643 shares)**                                          $19.99
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($91,233,386 divided by 4,624,640 shares)                                            $19.73
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $19.73)*                              $20.45
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax $29,256)                                        $   2,125,277
-------------------------------------------------------------------------------------------
Interest                                                                          1,619,032
-------------------------------------------------------------------------------------------
Total investment income                                                           3,744,309

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  7,374,242
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,069,937
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    37,779
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     15,079
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,590,123
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             5,649,755
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               506,402
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               367,838
-------------------------------------------------------------------------------------------
Other                                                                             1,451,678
-------------------------------------------------------------------------------------------
Total expenses                                                                   19,062,833
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (170,573)
-------------------------------------------------------------------------------------------
Net expenses                                                                     18,892,260
-------------------------------------------------------------------------------------------
Net investment loss                                                             (15,147,951)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (435,115,883)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (5,114,896)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (617)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                              59,064
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                            (109,960,053)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (550,132,385)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(565,280,336)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                          June 30      December 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                $   (15,147,951) $  (44,695,675)
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                         (440,231,396)   (150,221,548)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                          (109,900,989) (1,347,511,792)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                  (565,280,336) (1,542,429,015)
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                      --     (52,836,793)
--------------------------------------------------------------------------------------------------
   Class B                                                                      --     (49,416,134)
--------------------------------------------------------------------------------------------------
   Class C                                                                      --      (4,238,844)
--------------------------------------------------------------------------------------------------
   Class M                                                                      --      (4,367,797)
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
   Class A                                                                      --     (29,093,880)
--------------------------------------------------------------------------------------------------
   Class B                                                                      --     (27,210,339)
--------------------------------------------------------------------------------------------------
   Class C                                                                      --      (2,334,063)
--------------------------------------------------------------------------------------------------
   Class M                                                                      --      (2,405,070)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                      --        (447,207)
--------------------------------------------------------------------------------------------------
   Class B                                                                      --        (418,254)
--------------------------------------------------------------------------------------------------
   Class C                                                                      --         (35,877)
--------------------------------------------------------------------------------------------------
   Class M                                                                      --         (36,969)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)           (86,155,862)  1,422,924,757
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (651,436,198)   (292,345,485)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                  3,123,503,977   3,415,849,462
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $15,507,890 and $359,939, respectively)                     $2,472,067,779  $3,123,503,977
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             June 30
operating performance               (Unaudited)                       Year ended December 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $24.75       $38.45       $22.70       $19.11       $15.51       $14.40
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.08)        (.26)        (.19)        (.12)        (.10)        (.11)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (4.32)      (12.03)       18.10         4.54         3.73         1.22
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (4.40)      (12.29)       17.91         4.42         3.63         1.11
------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.90)       (2.16)        (.83)        (.03)          --
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.50)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --         (.01)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (1.41)       (2.16)        (.83)        (.03)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $20.35       $24.75       $38.45       $22.70       $19.11       $15.51
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (17.78)*     (32.24)       79.90        23.52        23.42         7.71
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,213,984   $1,518,521   $1,663,371     $753,319     $532,287     $348,261
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .54*         .99         1.03         1.12         1.22         1.44
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.39)*       (.74)        (.71)        (.59)        (.58)        (.69)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 51.13*      104.69        89.74        91.61        73.73        68.95
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             June 30
operating performance               (Unaudited)                       Year ended December 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $23.67       $37.13       $22.13       $18.78       $15.36       $14.37
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.15)        (.51)        (.38)        (.27)        (.22)        (.22)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (4.14)      (11.54)       17.54         4.45         3.67         1.21
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (4.29)      (12.05)       17.16         4.18         3.45          .99
------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.90)       (2.16)        (.83)        (.03)          --
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.50)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --         (.01)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (1.41)       (2.16)        (.83)        (.03)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $19.38       $23.67       $37.13       $22.13       $18.78       $15.36
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (18.12)*     (32.75)       78.56        22.66        22.48         6.89
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,069,978   $1,363,831   $1,505,719     $699,040     $496,501     $328,268
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .92*        1.74         1.78         1.87         1.97         2.19
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.77)*      (1.49)       (1.46)       (1.34)       (1.33)       (1.45)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 51.13*      104.69        89.74        91.61        73.73        68.95
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                  For the period
Per-share                             June 30    Year ended    Feb. 1, 1999+
operating performance               (Unaudited)    Dec. 31     to Dec. 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $24.40       $38.21       $23.95
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.16)        (.53)        (.38)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (4.25)      (11.87)       16.80
---------------------------------------------------------------------------
Total from
investment operations                  (4.41)      (12.40)       16.42
---------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------
From net realized gain
on investments                            --         (.90)       (2.16)
---------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.50)          --
---------------------------------------------------------------------------
From return of
capital                                   --         (.01)          --
---------------------------------------------------------------------------
Total distributions                       --        (1.41)       (2.16)
---------------------------------------------------------------------------
Net asset value,
end of period                         $19.99       $24.40       $38.21
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (18.07)*     (32.74)       69.50*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $96,873     $119,909      $76,097
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .92*        1.74         1.63*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.77)*      (1.49)       (1.34)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 51.13*      104.69        89.74
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             June 30
operating performance               (Unaudited)                       Year ended December 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $24.05       $37.61       $22.34       $18.91       $15.42       $14.39
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.13)        (.43)        (.32)        (.22)        (.18)        (.19)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (4.19)      (11.72)       17.75         4.48         3.70         1.22
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (4.32)      (12.15)       17.43         4.26         3.52         1.03
------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.90)       (2.16)        (.83)        (.03)          --
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.50)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --         (.01)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (1.41)       (2.16)        (.83)        (.03)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $19.73       $24.05       $37.61       $22.34       $18.91       $15.42
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (17.96)*     (32.59)       79.04        22.92        22.84         7.16
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $91,233     $121,244     $170,662      $84,507      $59,643      $37,325
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .79*        1.49         1.53         1.62         1.72         1.94
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.64)*      (1.24)       (1.21)       (1.09)       (1.08)       (1.20)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 51.13*      104.69        89.74        91.61        73.73        68.95
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited)

Note 1
Significant accounting policies

The Putnam Voyager Fund II ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks aggressive long-term growth of capital by investing in primarily a portfolio of common stocks of U.S. companies with a focus on growth stocks.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended June 30, 2001, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally, accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2001 the fund's expenses were reduced by $170,573 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,192 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC, and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended June 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $314,388 and $11,499 from the sale of class A and class M shares, respectively, and received $938,903 and $18,267 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended June 30, 2001, Putnam Retail Management, acting as underwriter received $15,144 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended June 30, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,334,948,884 and $1,475,866,181, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At June 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended June 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,554,861       $ 178,990,446
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             8,554,861         178,990,446

Shares
repurchased                                (10,249,589)       (211,367,888)
---------------------------------------------------------------------------
Net decrease                                (1,694,728)      $ (32,377,442)
---------------------------------------------------------------------------

                                              Year ended December 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 28,868,282      $1,084,374,502
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,976,629          79,660,132
---------------------------------------------------------------------------
                                            31,844,911       1,164,034,634

Shares
repurchased                                (13,758,681)       (484,838,849)
---------------------------------------------------------------------------
Net increase                                18,086,230      $  679,195,785
---------------------------------------------------------------------------

                                            Six months ended June 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,546,576       $  93,754,586
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             4,546,576          93,754,586

Shares
repurchased                                 (6,978,720)       (138,117,789)
---------------------------------------------------------------------------
Net decrease                                (2,432,144)      $ (44,363,203)
---------------------------------------------------------------------------

                                               Year ended December 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 25,520,705       $ 931,107,095
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,782,926          71,246,233
---------------------------------------------------------------------------
                                            28,303,631       1,002,353,328

Shares
repurchased                                (11,226,195)       (387,905,143)
---------------------------------------------------------------------------
Net increase                                17,077,436       $ 614,448,185
---------------------------------------------------------------------------

                                            Six months ended June 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    701,916        $ 14,392,502
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               701,916          14,392,502

Shares
repurchased                                   (770,130)        (15,484,309)
---------------------------------------------------------------------------
Net decrease                                   (68,214)       $ (1,091,807)
---------------------------------------------------------------------------

                                              Year ended December 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,047,956        $150,464,346
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  223,572           5,900,901
---------------------------------------------------------------------------
                                             4,271,528         156,365,247

Shares
repurchased                                 (1,348,966)        (45,015,858)
---------------------------------------------------------------------------
Net increase                                 2,922,562        $111,349,389
---------------------------------------------------------------------------

                                            Six months ended June 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    744,657        $ 16,286,660
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               744,657          16,286,660

Shares
repurchased                                 (1,160,479)        (24,610,070)
---------------------------------------------------------------------------
Net decrease                                  (415,822)       $ (8,323,410)
---------------------------------------------------------------------------

                                              Year ended December 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,917,503        $ 68,685,024
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  253,073           6,582,616
---------------------------------------------------------------------------
                                             2,170,576          75,267,640

Shares
repurchased                                 (1,668,145)        (57,336,242)
---------------------------------------------------------------------------
Net increase                                   502,431        $ 17,931,398
---------------------------------------------------------------------------


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at

http://www.putnaminvestments.com



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President

Roland W. Gillis
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Voyager Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA017-73687  377/2AR/2AO  8/01